Earnings Per Share (Details Narrative) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Weighted average common shares - diluted	2,696,296	2,330,862	2,641,941	2,303,421	2,377,691	2,231,671
Weighted average common shares - basic	2,696,296	2,330,862	2,641,941	2,303,421	2,377,691	2,231,671
Antidilutive securities			47,446	109,990	63,236	126,324